TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Tax loss carry-forwards	$ 5,377	$ 4,872
Allowances for doubtful accounts and accruals for employee benefits	95	101
Intangible assets	103	118
Depreciation, accruals for interest and other	721	724
Net deferred tax asset before valuation allowance	6,296	5,815
Goodwill	(674)	(658)
Valuation allowance	(5,651)	(4,786)
Deferred tax assets (liability), net	(29)	371
Short-term assets		371
Long-term liability	$ 29